NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
NOTES PAYABLE
NOTES PAYABLE

11. NOTES PAYABLE

In December 2021, the Group entered into a twelve-month loan facility agreement with a commercial bank in the PRC. Pursuant to this agreement, the Group was entitled to borrow a short-term bank borrowing and notes payable of up to RMB200,000,000.

In April 2022, the Group entered into a twelve-month revolving loan facility agreement with a commercial bank in the PRC, and was entitled to extend maturity date to April 2024. Pursuant to this agreement, the Group was entitled to borrow a short-term bank borrowing and notes payable of up to RMB300,000,000.

As of December 31, 2022 and 2023, notes payable represent non-interest-bearing bank acceptance notes issued by the Group to suppliers that are due within twelve months.

As of December 31, 2022 and 2023, unused loan facility amounted to RMB183,167,887 and RMB132,717,312, respectively.